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                                     January 23, 1996

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  Salomon Brothers Series Funds Inc
     File Nos. 33-34423 and 811-06087

Ladies and Gentlemen:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of Salomon Brothers Series Funds Inc (the "Fund"), the undersigned certifies that (i) the form of the Fund's Prospectus dated September 7, 1995 (including Supplements dated January 18, 1996, January 5, 1996 and October 25,
1995) and Statement of Additional Information dated September 7, 1995 (including Supplement dated January 18, 1996) that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment ("PEA") No. 16, the most recent amendment to the Registration Statement on Form N-1A to become effective with the Commission and
(ii) the text of PEA No. 16 was filed electronically via EDGAR on January 18, 1996.

     Questions regarding this filing should be directed to the undersigned at
(617)330-6011 or, in his absence, to Susan Mosher, Esq. at (617)330-6413.


                                     Very truly yours,



                                     /s/ George M. Boyd
                                     George M. Boyd, Esq.


cc:

C. Cobden
L. Kaplan
S. Mosher
D. Shevlin
T. Tselepis